Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (5,016,526)	$ 1,201,660
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation expense	1,177,801	1,033,422
Amortization expense of land use rights	44,917	40,600
Amortization expense of intangible assets	213,300	96,747
Amortization expense of right-of-use assets		55,175
Bad debt expense for accounts receivable	53,535
Bad debt expense for advances to suppliers	150,547	8,929
Inventory provision	224,461	(278,113)
Deferred tax assets, net	7,534	137,297
Gain from disposal of property, plant and equipment	160,288	1,242
Changes in operating assets and liabilities:
Accounts receivable	1,766,078	10,355,021
Notes receivable	(2,922)	102,539
Inventories	(428,134)	(853,457)
Advances to suppliers	2,992,304	3,799,633
Prepaid expenses and other receivables	(390,761)	(564,954)
Other long-term receivables	106,439
Accounts payable	452,977	(6,356,916)
Accrued expenses and other current liabilities	(481,177)	377,896
Advances from customers	221,124	(1,039,026)
Income tax payable	(669,986)	(1,419)
Operating lease liabilities		(102,275)
Other long-term payables	(7,081)
Net cash provided by operating activities	574,718	8,014,001
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(4,934,633)	(1,388,888)
Disposal of property, plant and equipment	366,216
Purchases of intangible assets	(326,018)	(55,422)
Net cash used in investing activities	(4,894,435)	(1,444,310)
Cash Flows from Financing Activities:
Proceeds from (Repayments to) long-term liability	286,694	(501,136)
Proceeds from short-term bank borrowings	13,354,166	7,245,544
Repayments on short-term bank borrowings	(10,620,547)	(5,322,322)
Proceeds from short-term borrowings from third party individuals	157,681	888,624
Repayments on short-term borrowings from third party individuals	(215,020)	(4,176,289)
Proceeds from/(Repayments to) related parties	1,583,980	(1,915,409)
Net cash provided by (used in) financing activities	4,546,954	(3,780,988)
Effect of changes in currency exchange rates	(1,091,956)	59,099
Net (decrease) increase in cash and cash equivalents	(864,719)	2,847,802
Cash, cash equivalents and restricted cash at the beginning of period	3,806,920	684,335
Cash and cash equivalents and restricted cash at the end of period	2,942,201	3,532,137
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	2,620,400	2,847,802
Restricted cash	321,801	684,335
Total cash, cash equivalents and restricted cash	2,942,201	3,532,137
Supplemental disclosures of cash flows information:
Cash paid for income taxes	100,880	29,468
Cash paid for interest	$ 566,254	$ 418,108